Dec. 11, 2025
Invesco U.S. Government Money Portfolio
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Prospectuses:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Class:	Invesco Cash Reserve	C	R	Y	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Invesco Cash Reserve	C	R	Y	R6
Management Fees[2]	0.15%	0.15%	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees	0.15	1.00	0.50	None	None

Other Expenses	0.30	0.30	0.30	0.30	0.11

Total Annual Fund Operating Expenses	0.60	1.45	0.95	0.45	0.26

(1)
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
(2)
Management fees have been restated to reflect current fees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$61	$192	$335	$750

Class C	$248	$459	$792	$1,504

Class R	$97	$303	$525	$1,166

Class Y	$46	$144	$252	$567

Class R6	$27	$84	$146	$331

You would pay the following expenses if you did not redeem your shares:

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$61	$192	$335	$750

Class C	$148	$459	$792	$1,504

Class R	$97	$303	$525	$1,166

Class Y	$46	$144	$252	$567

Class R6	$27	$84	$146	$331

SUPPLEMENT DATED DECEMBER 11, 2025 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco U.S. Government Money Portfolio
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) for the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAI and retain it for future reference.